TrimTabs U.S. Free Cash Flow Quality ETF
Schedule of Investments
April 30, 2021 (Unaudited)
	Shares	Value

COMMON STOCKS - 97.7%
Communications - 4.4%
Alphabet, Inc. - Class A (a)	1,113	$2,619,446
AMC Networks, Inc. - Class A (a)	5,225	262,713
Electronic Arts, Inc.	8,712	1,237,801
Match Group, Inc. (a)	9,180	1,428,683
Sirius XM Holdings, Inc.	93,211	568,587
Take-Two Interactive Software, Inc. (a)	5,154	903,909
Verizon Communications, Inc.	27,195	1,571,599
World Wrestling Entertainment, Inc. - Class A	6,582	362,734
		8,955,472
Consumer Discretionary - 13.1%
1-800-Flowers.com, Inc. - Class A (a)	12,853	410,975
Amazon.com, Inc. (a)	1,202	4,167,839
AutoNation, Inc. (a)	17,680	1,811,846
AutoZone, Inc. (a)	872	1,276,713
Best Buy Co., Inc.	3,495	406,364
Brunswick Corp.	5,682	608,713
Deckers Outdoor Corp. (a)	1,736	587,115
Etsy, Inc. (a)	9,617	1,911,763
Ford Motor Co. (a)	67,767	782,031
Home Depot, Inc.	6,311	2,042,681
Lennar Corp. - Class A	19,865	2,058,014
Lowe’s Cos., Inc.	10,031	1,968,584
Lululemon Athletica, Inc. (a)	1,833	614,550
Marriott International, Inc. - Class A (a)	6,096	905,378
Nike, Inc. - Class B	5,205	690,287
Peloton Interactive, Inc. - Class A (a)	3,337	328,194
Polaris, Inc.	4,531	634,476
Ross Stores, Inc.	8,575	1,122,811
Tempur Sealy International, Inc.	14,872	567,218
TJX Companies, Inc.	10,035	712,485
Ulta Beauty, Inc. (a)	1,647	542,439
YETI Holdings, Inc. (a)	8,244	704,202
Yum China Holdings, Inc.	25,411	1,598,860
		26,453,538
Consumer Staples - 8.4%
Clorox Co.	5,071	925,457
Colgate-Palmolive Co.	24,107	1,945,435
Costco Wholesale Corp.	7,166	2,666,397
Estee Lauder Cos., Inc.	7,522	2,360,404
General Mills, Inc.	9,461	575,796
Kimberly-Clark Corp.	7,168	955,638
Monster Beverage Corp. (a)	10,641	1,032,709
Philip Morris International, Inc.	13,687	1,300,265
Procter & Gamble Co.	12,669	1,690,298

Sysco Corp.	8,298	703,090
Target Corp.	3,613	748,830
Walmart, Inc.	14,849	2,077,524
		16,981,843
Energy - 2.2%
Antero Midstream Corp.	59,551	514,521
Continental Resources, Inc. (a)	18,297	498,410
Enphase Energy, Inc. (a)	4,655	648,209
Halliburton Co.	70,395	1,376,926
NOV, Inc.	67,619	1,010,904
Renewable Energy Group, Inc. (a)	6,908	383,532
		4,432,502
Financials - 10.4%
Aon PLC - Class A	6,074	1,527,246
Berkshire Hathaway, Inc. - Class B (a)	7,277	2,000,811
Discover Financial Services	4,338	494,532
First Horizon Corp.	66,612	1,218,333
Goldman Sachs Group, Inc.	6,645	2,315,450
JPMorgan Chase & Co.	24,537	3,774,036
LPL Financial Holdings, Inc.	4,527	709,381
Morgan Stanley	27,382	2,260,384
Progressive Corp.	19,717	1,986,291
SVB Financial Group (a)	1,411	806,852
Synchrony Financial	26,313	1,150,931
T Rowe Price Group, Inc.	7,954	1,425,357
U.S. Bancorp	21,311	1,264,808
		20,934,412
Health Care - 9.7%
AbbVie, Inc.	19,420	2,165,330
Alexion Pharmaceuticals, Inc. (a)	7,973	1,344,886
Amedisys, Inc. (a)	2,199	593,400
Amgen, Inc.	10,653	2,552,885
Cardinal Health, Inc.	14,802	893,153
Chemed Corp.	1,156	550,961
Dicerna Pharmaceuticals, Inc. (a)	17,969	560,453
Humana, Inc.	2,832	1,260,920
Jazz Pharmaceuticals PLC (a)	4,633	761,665
McKesson Corp.	10,009	1,877,288
Mettler-Toledo International, Inc. (a)	456	598,874
ResMed, Inc.	5,605	1,053,572
UnitedHealth Group, Inc.	5,410	2,157,508
Vertex Pharmaceuticals, Inc. (a)	4,853	1,058,924
Waters Corp. (a)	3,084	924,799
Zoetis, Inc.	7,216	1,248,584
		19,603,202
Industrials - 10.0%
3M Co.	5,685	1,120,741
Illinois Tool Works, Inc.	7,612	1,754,261
Keysight Technologies, Inc. (a)	13,009	1,877,849
Lennox International, Inc.	2,612	875,908
Louisiana-Pacific Corp.	37,011	2,438,285
Old Dominion Freight Line, Inc.	5,164	1,331,331

Parker-Hannifin Corp.	3,900	1,223,859
Robert Half International, Inc.	7,764	680,204
Rollins, Inc.	17,020	634,506
Stanley Black & Decker, Inc.	4,176	863,472
Terminix Global Holdings, Inc. (a)	11,498	585,133
Trane Technologies PLC	7,495	1,302,856
TriNet Group, Inc. (a)	5,706	449,119
Union Pacific Corp.	3,787	841,055
United Parcel Service, Inc. - Class B	9,701	1,977,646
United Rentals, Inc. (a)	4,703	1,504,725
WW Grainger, Inc.	1,871	811,153
		20,272,103
Materials - 1.8%
Dow, Inc.	17,636	1,102,250
Eagle Materials, Inc.	5,036	695,673
Sherwin-Williams Co.	6,497	1,779,333
		3,577,256
Technology - 37.7% (c)
Accenture PLC - Class A	10,800	3,131,676
Adobe, Inc. (a)	2,956	1,502,653
Apple, Inc.	76,244	10,023,036
Atlassian Corp. PLC - Class A (a)	2,018	479,396
Autodesk, Inc. (a)	2,213	645,997
Automatic Data Processing, Inc.	4,776	893,064
Booz Allen Hamilton Holding Corp.	8,419	698,356
Broadcom, Inc.	3,374	1,539,219
Cadence Design Systems, Inc. (a)	15,153	1,996,711
Cisco Systems, Inc.	58,194	2,962,657
Citrix Systems, Inc.	6,044	748,549
Cognizant Technology Solutions Corp. - Class A	17,391	1,398,236
Crowdstrike Holdings, Inc. - Class A (a)	4,672	974,159
Digital Turbine, Inc. (a)	6,859	517,374
EPAM Systems, Inc. (a)	2,204	1,008,881
FactSet Research Systems, Inc.	1,946	654,284
Fair Isaac Corp. (a)	1,564	815,485
FleetCor Technologies, Inc. (a)	6,599	1,898,664
Fortinet, Inc. (a)	6,216	1,269,494
HP, Inc.	62,973	2,148,009
Intel Corp.	17,275	993,831
International Business Machines Corp.	17,990	2,552,421
Intuit, Inc.	2,117	872,543
Jack Henry & Associates, Inc.	7,611	1,239,299
KLA Corp.	4,397	1,386,594
Leidos Holdings, Inc.	14,863	1,505,325
Manhattan Associates, Inc. (a)	4,591	630,069
MarketAxess Holdings, Inc.	1,570	766,882
Mastercard, Inc. - Class A	5,341	2,040,583
Maxim Integrated Products, Inc.	11,931	1,121,514
Microchip Technology, Inc.	4,452	669,091
Microsoft Corp.	15,743	3,970,070
Moody’s Corp.	4,259	1,391,458
Motorola Solutions, Inc.	3,174	597,664

MSCI, Inc.	2,336	1,134,759
NVIDIA Corp.	3,171	1,903,805
Oracle Corp.	18,203	1,379,605
Palo Alto Networks, Inc. (a)	5,813	2,054,256
PayPal Holdings, Inc. (a)	4,812	1,262,140
Proofpoint, Inc. (a)	4,364	751,088
S&P Global, Inc.	6,067	2,368,496
ServiceNow, Inc. (a)	4,236	2,144,983
Texas Instruments, Inc.	6,550	1,182,341
Veeva Systems, Inc. - Class A (a)	1,602	452,485
VMware, Inc. - Class A (a)	6,405	1,030,116
Western Union Co.	25,971	669,013
Workday, Inc. - Class A (a)	7,333	1,811,251
Xilinx, Inc.	9,196	1,176,720
Zebra Technologies Corp. (a)	2,160	1,053,518
Zoom Video Communications, Inc. - Class A (a)	2,763	882,972
		76,300,792
TOTAL COMMON STOCKS (Cost $162,031,318)		197,511,120

REITs - 1.8%
Real Estate - 1.8%
American Tower Corp.	8,792	2,239,938
Gaming and Leisure Properties, Inc.	14,145	657,601
Iron Mountain, Inc.	16,560	664,387
TOTAL REITs (Cost $3,054,894)		3,561,926

MONEY MARKET FUND - 0.5%
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 0.01% (b)	984,093	984,093
TOTAL MONEY MARKET FUND (Cost $984,093)		984,093

Total Investments (Cost $166,070,305) - 100.0%		202,057,139
Other Assets in Excess of Liabilities - 0.0% (d)		46,953
TOTAL NET ASSETS - 100.0%		$202,104,092

Percentages are stated as a percent of net assets.
REIT - Real Estate Invesment Trust
(a) Non-income producing security.
(b) Rate disclosed is the seven day annualized yield as of April 30, 2021.
(c) Amount represents investments in a particular sector. No industry within this sector represented more than 25% of the Fund’s total assets at the time of investment.
(d) Less than 0.05%.

For Fund compliance purposes, the Fund’s industry classifications refers to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

TrimTabs U.S. Free Cash Flow Quality ETF
Summary of Fair Value Disclosure at April 30, 2021 (Unaudited)

The FASB established a framework for measuring fair value in accordance with GAAP. Under FASB ASC Topic 820, Fair Value Measurement, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2021:
TrimTabs U.S. Free Cash Flow Quality ETF
	Level 1	Level 2	Level 3	Total
Common Stocks
Communications	$8,955,472	$-	$-	$8,955,472
Consumer Discretionary	26,453,538	-	-	26,453,538
Consumer Staples	16,981,843	-	-	16,981,843
Energy	4,432,502	-	-	4,432,502
Financials	20,934,412	-	-	20,934,412
Health Care	19,603,202	-	-	19,603,202
Industrials	20,272,103	-	-	20,272,103
Materials	3,577,256	-	-	3,577,256
Technology	76,300,792	-	-	76,300,792
Total Common Stocks	197,511,120	-	-	197,511,120
REITs	3,561,926	-	-	3,561,926
Money Market Fund	984,093	-	-	984,093
Total Investments	$202,057,139	$-	$-	$202,057,139

Refer to the Fund’s Schedule of Investments for a detailed break-out of holdings by sector classifications.
The Fund did not invest in any Level 3 securities during the period.